Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
U.S. $ in thousands

Goodwill as of January 1, 2021	$35,694
Goodwill acquired*	1,716
Foreign currency translation adjustments and other	664
Goodwill as of March 31, 2021	$38,074

*The goodwill was acquired as part of RPS acquisition. See Note 3.

Schedule of other intangible assets
	March 31, 2021			December 31, 2020
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$365,207	$(265,352)	$99,855	$357,863	$(260,123)	$97,740
Patents	17,894	(8,812)	9,082	17,699	(8,487)	9,212
Trademarks and trade names	26,031	(21,397)	4,634	26,036	(21,114)	4,922
Customer relationships	100,883	(82,835)	18,048	101,107	(81,413)	19,695
Capitalized software development costs	7,410	(7,410)	-	7,410	(7,410)	-
	$517,425	$(385,806)	$131,619	$510,115	$(378,547)	$131,569

Schedule of estimated amortization expense relating to intangible assets
Estimated
amortization expense
(U.S. $ in thousands)
Remaining 9 months of 2021	$22,840
2022	28,662
2023	14,081
2024	10,185
2025 and thereafter	55,851
Total	131,619